Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity
Total stockholders' equity	$ 78,534	$ 50,833
Successor [Member]
Current assets
Cash	35,569
Receivables, net of allowance for doubtful accounts of $152 and $1,013 at June 30, 2018 and December 31, 2017, respectively	22,586
Inventories	115,267
Income tax receivable	3,188
Prepaid expenses and other	2,656
Total current assets	179,266
Property and equipment, net	71,952
Goodwill	28,513
Intangible assets, net	67,274
Deferred tax asset
Other assets	275
Total assets	347,280
Current liabilities
Accounts payable, accrued expenses and other current liabilities	21,438
Income tax payable
Dividends payable	1,425
Contingent liability, current portion
Financing liability, current portion	631
Floor plan notes payable, net of debt discount	95,270
Long-term debt, current portion	2,905
Total current liabilities	121,669
Long term liabilities
Long term debt, non-current portion, net of debt discount	16,324
Financing liability, non-current portion, net of debt discount	55,400
Deferred tax liability	20,370
Total liabilities	213,763
Commitments and Contingencies
Series A Convertible Preferred Stock; 600,000 shares, designated, issued, and outstanding as of June 30, 2018; liquidation preference of $61,425 as of June 30, 2018	54,983
Stockholders' Equity
Preferred stock value
Common stock value
Additional paid-in capital	78,534
Treasury stock, 165 shares, at cost
Retained earnings
Total stockholders' equity	78,534
Total liabilities and stockholders' equity	$ 347,280
Predecessor [Member]
Current assets
Cash		13,292
Receivables, net of allowance for doubtful accounts of $152 and $1,013 at June 30, 2018 and December 31, 2017, respectively		19,911
Inventories		114,170
Income tax receivable
Prepaid expenses and other		2,062
Total current assets		149,435
Property and equipment, net		45,669
Goodwill		25,216
Intangible assets, net		25,862
Deferred tax asset		144
Other assets		219
Total assets		246,545
Current liabilities
Accounts payable, accrued expenses and other current liabilities		25,181
Income tax payable		1,536
Dividends payable
Contingent liability, current portion		667
Financing liability, current portion		595
Floor plan notes payable, net of debt discount		104,976
Long-term debt, current portion		1,870
Total current liabilities		134,825
Long term liabilities
Long term debt, non-current portion, net of debt discount		7,207
Financing liability, non-current portion, net of debt discount		53,680
Deferred tax liability
Total liabilities		195,712
Commitments and Contingencies
Series A Convertible Preferred Stock; 600,000 shares, designated, issued, and outstanding as of June 30, 2018; liquidation preference of $61,425 as of June 30, 2018
Stockholders' Equity
Preferred stock value
Common stock value		3
Additional paid-in capital		49,756
Treasury stock, 165 shares, at cost		(11)
Retained earnings		1,085
Total stockholders' equity		50,833
Total liabilities and stockholders' equity		$ 246,545